Scharf Balanced Opportunity Fund
Scharf Balanced Opportunity Fund
Scharf Balanced Opportunity Fund

Institutional Class	LOGOX
Retail Class	LOGBX

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated January 28, 2017

On June 14, 2017, at the recommendation of Scharf Investments, LLC (the “Adviser”), investment advisor of the Scharf Balanced Opportunity Fund (the “Fund”), the Board of Trustees of the Trust approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Fund’s expense caps for the Institutional Class and Retail Class to 0.98% and 1.23%, respectively, effective June 30, 2017 (the “Expense Caps”).  The Expense Caps will be in place at least through January 27, 2019.

Summary Prospectus and Prospectus

In connection with these reductions, the “Fees and Expenses of the Fund” sub-section and “Example” sub-section on page 1 of the Summary Prospectus and page 7 of the Prospectus are hereby deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Opportunity Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Scharf Balanced Opportunity Fund	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 15 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Scharf Balanced Opportunity Fund		Retail Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fee)		0.51%	0.49%
Shareholder Servicing Plan Fee		0.10%	0.10%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.78%	1.51%
Less: Fee Waiver	[2]	(0.52%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver		1.26%	1.01%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Balanced Opportunity Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Scharf Investments, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Balanced Opportunity Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes and extraordinary expenses) to 1.23% of average daily net assets of the Retail Class shares and 0.98% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2019, and may be terminated only by the Board of Trustees (the "Board") of the Trust. The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Balanced Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first and second year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Scharf Balanced Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	128	456	864	2,006
Institutional Class	103	376	726	1,713

Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.